Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
30. Supplementary Information to Consolidated Statements of Cash Flows
Supplementary Information to Consolidated Statement of Cash Flows
For the

Year ended December 31
millions of Canadian dollars 2021 2020
Changes in non-cash working capital:

Inventory
$ (84) $ 6

Receivables and other current assets

(364)

187

Accounts payable

289

55

Other current liabilities

7 (31)
Total

non-cash working capital

$ (152) $

217
Supplemental disclosure of cash paid (received):
Interest $

603 $

679
Income taxes $

24 $ (148)
Supplemental disclosure of non-cash activities:
Common share dividends reinvested $

214 $

199
Reclassification of long-term debt from current to non-current -

256
(Decrease) Increase in accrued capital expenditures $ (45) $

17